Exception Level
Run Date - 5/24/2021
Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
1JRYHKKS51A	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	The subject is a condo, the condo questionnaire is not in the loan file for review.				XX/XX/XXXX - Excption Satisfied	XX/XX/XXXX - Excption Satisfied
1JRYHKKS51A	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
Evidence that the appraisal report was provided timely is missing: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX - Exception Satisfied	XX/XX/XXXX - Exception Satisfied
L4KJIW1JXX4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
The AUS located on page XXX requires the lender to Perform and document a verbal verification of employment for each borrower. For all borrowers who are not Self-Employed no more than 10 business days prior to the note date. The file includes a verbal verification of employment located on page XXX dated XX/XX/XXXX The note is dated XX/XX/XXXX. The file did not include a verification of employment dated within 10 days of closing.
														Resolution Comment: XX/XX/XXXX - Exception satisfied	Resolution Comment: XX/XX/XXXX - Exception satisfied
MWQJSIKMORC	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
DTI variance is due to a miscalculation of the primary residence. Original underwriter calculated the payment at $XXX (Free & Clear), but there is a mortgage statement in the file date XX/XX/XXX (Pg. XXX) that shows PITI at $XXX, plus HOA (Pg. XXX) of $XX.
														XX/XX/XXXX: Not Cleared. Understand the borrower is not responsible for the mortgage on the current primary residence. Please provide proof to have the DTI recalculated without this obligation.	XX/XX/XXXX: Not Cleared. Understand the borrower is not responsible for the mortgage on the current primary residence. Please provide proof to have the DTI recalculated without this obligation.
53D0REWIKZP	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Not Cleared. The Key Dates does not clearly identify the date of when the appraisal was sent to the customer. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. The Key Dates does not clearly identify the date of when the appraisal was sent to the customer. XX/XX/XXXX: Cleared
CJDOTZL5NVL	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.
XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Cleared. Document provided validating date report provided to borrower.

XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Cleared. Document provided validating date report provided to borrower.

YFLCMQPOM3M	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared
L2GUN2P3TK0	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared
JPBUXCBGJTY	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
DTI discrepancy is due to rental income calculation. Original underwriter gave the borrower $XXX/mo. in rental income, however, a 2019 Sch. E in the file (Pg. XXX) reflects a monthly rental income amount of $XXX for the subject property. This results in a DTI of 52.50%. Loan wa approved at 44%.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JPBUXCBGJTY	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
DTI discrepancy is due to rental income calculation. Original underwriter gave the borrower $XXX/mo. in rental income, however, a 2019 Sch. E in the file (Pg. XXX) reflects a monthly rental income amount of $XXX for the subject property. This results in a DTI of 52.50%.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
A4OAOZW5ZJE	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Application Missing	* Application Missing (Lvl R)	Final signed 1003 is not in the file documents. This required document must be uploaded to the file documents.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
HZ1WJVXEAQ0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Missing condo questionnaire.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
DFU5FXV0JMF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
A4OAOZW5ZJE	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
OZJE0AZ5CLX	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Missing final signed Closing Disclosure.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JPBUXCBGJTY	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Right to Receive Copy of Appraisal is in file (Pg.XXX), but is not signed by the borrower. I believe there is another copy on page XXX, but I am unable to view this document.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
44LZWK5E3PD	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Right to Receive Copy of Appraisal is in the file (Pg. XXX), but is not signed by the borrower. I believe there is another copy on page XXX, but I am unable to view this page.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
EDBUGD1UCLC	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Right to Receive Copy of Appraisal is not in the file.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
4OYDBYQNBL0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.
The ''Right to Receive copy of appraisal report/ Waiver of required Waiting Periods'' document is not executed by the borrowers. It is not signed or dated at bottom. nor is any option chosen.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
ITC0IXA1ZKG	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right. The document in the file is a non executed document.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NEZ20ATFQNP	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XXXXXXXXXXXXXX	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
The AUS required a Form 70 Interior/Exterior (Pg XXX); however, the appraisal in the file was on an Exterior-Only inspection Form 2055 (Pg XXX). Note, there are interior photos included in the report. (Pg XXX).
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
EMHXEEKTPDK	XXXXXXXX	XXXXXXXX	AUS		Resolved	Resolved	XXXXXXXXXXXXXX	Missing AUS	* Missing AUS (Lvl R)	The DU AUS located on page XXX is dated XX/XX/XXXX and the loan closed XX/XX/XXXX . There is not a prior-to-close AUS in the provided loan file. The days' differnce is 13 days or 11 business days.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
4L1G4LRQ3BU	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PZ4DFFA5HZV	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2OAGLXC4GEF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The file does not contain a VVOE for borrower Kusum Sharma, dated within 10 business days of the note date XX/XX/XXXX This document is required and must be uploaded to the file documents.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
53D0REWIKZP	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The file does not include a 2020 year-end Profit and Loss Statement for the borrower. AUS required current year YTD P & L.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
A4OAOZW5ZJE	XXXXXXXX	XXXXXXXX	Legal Docs		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The file does not include a copy of the title commitment for the subject property. This required document must be uploaded to the file documents.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
S0GSDL5Q3TF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The initial application is missing from the loan file				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
WWXCOEQIUVT	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file (Pg. XXX) but not signed by borrower.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
HZ1WJVXEAQ0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file (Pg. XXX) but not signed by the borrowers.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
EMCCINV1ZRC	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file, but not signed bu borrowers (Pg. XXX). I believe there is another one on page XXX, which I am unable to view.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JUI4KXQHY4R	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
The Right to Receive a Copy of the Appraisal Disclosure: The Right to Receive a copy of the Appraisal doc could not be determined if it was provided to the consumer within 3 business days of application. It was not signed or dated by the borrowers.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
4XAVILNYM5V	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
The Right to Receive copy of appraisal report/ Waiver of required waiting Periods document is not executed by the borrowers. It is not signed or dated at bottom. nor is any option chosen.
The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right. This is a non executed document.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
ORMZZZ5X4JK	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Right to Receive Copy of Appraisal is in the file Pg. XXX), but is not signed by the borrower.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
SBZEYLNYSVR	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The loan application located on page XXX reflects the bororwer has a mortgage for his primary residence. A total payment of $XXX was included in the DTI for the borrowers primary residence. The file includes the mortgage statement which confirms the morrtgage does not include escrows. The file does not include evidence of the borrowers primary residence taxes and homeowners insurance.

XX/XX/XXXX: Not Cleared. The tax cert received is for subject of XXX as is the HOI information received. The condition request is for the borrowers primary residence at XXX. Did not receive taxes nor insurance for the primary residence.
XX/XX/XXXX: Not cleared Conditions did reflect HOI for the borrowers primary but the property taxes for the primary at XXX were not included.
XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not Cleared. The tax cert received is for subject of XXX as is the HOI information received. The condition request is for the borrowers primary residence at XXX. Did not receive taxes nor insurance for the primary residence.
XX/XX/XXXX: Not cleared Conditions did reflect HOI for the borrowers primary but the property taxes for the primary at XXX were not included.
XX/XX/XXXX: Cleared.

2ZGLI10BRGU	XXXXXXXX	XXXXXXXX	AUS		Resolved	Resolved	XXXXXXXXXXXXXX	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
Closing Worksheet, page XXX, stated, "The findings used in underwriting the subject loan file was the Freddie Mac LPA Eligibility Certificate XXX for Lender #XXX with submission #7 run on XX/XX/XXX XX:XX:XX. Resubmit the file if updated LPA findings are obtained." LP located in file, page XXX, submission #9, reflects XX/XX/XXX Submission Date, 10 days after loan funded.

XX/XX/XXXX: Not Cleared The loan file is missing the LP dated prior to the funding date.
XX/XX/XXXX: Cleared The loan file contained a comparative rent schedule that offsets the subject lien resulting in a DTI within guidelines and what was approved on the LP.

XX/XX/XXXX: Not Cleared The loan file is missing the LP dated prior to the funding date.
XX/XX/XXXX: Cleared The loan file contained a comparative rent schedule that offsets the subject lien resulting in a DTI within guidelines and what was approved on the LP.

ALJYTWSRYR3	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XBLHOYAU4VC	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Right to Receive Copy of Appraisal is in the file (Pg. XXX), but is not signed by the borrower. I believe there is another copy on page XXX, but I am unable to view this page.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
UCI0SV1E2NQ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
L4KJIW1JXX4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)	The AUS located on page XXX confirms the subject property is a detached PUD with a monthly HOA fee of $XXX. The file is missing documentation to confirm the HOA fee of $XXX monthly.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
1ZBNBJD21AQ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)
The borrower received a distribution of $XXX from a previous employer ESIP account on XX/XX/XXXX (page XXX). this source account was documented with 2 previous monthly statements (pages XXX &XXX). the file contains no evidence the borrower still has these funds, either in a personal checking, savings or investment account. Nor does the file include evidence those funds were rolled-over into the borrower's current employer's ESIP account. Documentation verifying the required assets for closing and reserves is not presently in the file and is required. Copies of current statements evidencing minimum $XXX liquid assets for closing and reserves, per DU submission 11 (page XXX) are required to be uploaded to the file documents.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
V35PJ5AAOHA	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
ALJYTWSRYR3	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
The loan was approved AUS DU with a DTI of 22%. The DTI at the time of review is 27.2% - this exceeds the 3% allowance. It appears that the DTI is higher due to the rental property on the borrower scheduled of XXX The REO lists rental income to offset the payment; however the loan file did not contain the tax returns for 2020 or 2019 to show the income received. With this debt added fully into the DTI the DTI exceeds the loan approval. The subject which is also a rental did not contain a Comparable Rent Schedule to offset the new payment either. Co borrowers bonus income should take previous years bonus into consideration which results in a lower bonus income for qualification.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
ALJYTWSRYR3	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The loan was approved AUS DU with a DTI of 22%. The DTI at the time of review is 27.2% - this exceeds the 3% allowance. It appears that the DTI is higher due to the rental property on the borrower scheduled of XXX The REO lists rental income to offset the payment; however the loan file did not contain the tax returns for 2020 or 2019 to show the income received. With this debt added fully into the DTI the DTI exceeds the loan approval. The subject which is also a rental did not contain a Comparable Rent Schedule to offset the new payment either. Co borrowers bonus income should take previous years bonus into consideration which results in a lower bonus income for qualification.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
WW05EVFGLIH	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file (Pg. XXX) but not signed by borrowers. I believe there is another on Pg. XXX that I cannot view.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JO03BBARY4U	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)	Missing a final approval or CD from the primary residence XXXXX refinance transaction to verify the PITI obligation.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JO03BBARY4U	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JO03BBARY4U	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)
The final 1003 reflects B1 and B2 present address as the subject XXX property and the mailing address was the XXX property (Pg XXX); however, a signed Borrower letter of explanation (Pg XXX) reflects the XXX property as the Borrower’s present primary residence.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
MYU15UZPYHD	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
E3LG552SV51	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
0UG5F4LAUWR	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Not Cleared. The Key Dates provided do not reflect the appraisal delivery date to the customer directly. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. The Key Dates provided do not reflect the appraisal delivery date to the customer directly. XX/XX/XXXX: Cleared
5HTMCQYRVDS	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

NQYIFG0TIDV	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

5OOD2BKV1C0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Missing documentation to confirm the PITI for the XXX property (Pg XXX).				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2FTLXAXSYHZ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JEPTQCQUCWZ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)	Missing previous year W2 (2020) for co-borrower as required by AUS. Loan file did not contain a 2020 year end paystub either.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NEZ20ATFQNP	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
0UG5F4LAUWR	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)
The file does not include a recent mortgage statement for the primary residence, XXX, itemizing taxes and insurance, or a copy of the tax statement and hazard insurance declarations for this property. These required documents must be uploaded to the file documents.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2FTLXAXSYHZ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The loan application reflects the borrower refinanced the borrowers primary residence with same lender. The new payment was used to calculate the housing DTI of 18.1%; however, the documentation to confirm the new payment was not provided.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
TD0JKHKGN40	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The loan was approved with rental income to offset the payments of three additional rental properties. The file included the tax returns to document rental income/loss and the mortgage statements which confirmed the mortgages did not include the escrow payments. The file is missing evidence of the taxes, insurance and HOA for the rental properties and the borrowers primary residence.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
IJVTD1FWI5V	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
EDBUGD1UCLC	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Missing most recent AUS. AUS in file (Pg. XXX) is dated XX/XX/XXXX . Note date is XX/XX/XXXX Audit figures are in line with 1008.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
LEBQR1VEZPP	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
Employment verification per the AUS states "XXXs submittedXXX income of $XXX was assessed using the XXX report. This report dated XX/XX/XXX expires XX/XX/XXX and must be retained in the loan file. No further documentation is required for this income." The only XXX report in the file is dated XX/XX/XXX the loan file also contains a Work # XX/XX/XXX. The XXX report identified in the AUS dated XX/XX/XXX is missing from the loan file.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
LEBQR1VEZPP	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Missing VVOE dated within 10 days of Note date.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
Z5H24TYEWWY	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XXXXXXXXXXXXXX	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
The AUS required a Form 1004 interior and exterior inspection (Pg XXX) and a Form 1007 rent schedule; however, the appraisal report in the file was a exterior only Form 2055 (Pg XXX). Note, the exterior subject property photos included in the appraisal report (Pg XXX) of the subject front and rear appear to be 2 different properties.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2FKDJUMIENF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
Underwriter comments, page XXX, indicate subject loan is closing simultaneously with refinance of primary and using lower primary housing payment. Documentation from primary refi not located in file. Additionally, the loan application confirms the borrower owns an additional rental property located at XXX. The file contains a letter of explanation located on page 209 confirming the property is owned free and clear and evidence of taxes and insurance would be provided. The file did not include taxes and insurance for the rental property to accurately document the rental income.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
IRDPRPMWDTN	XXXXXXXX	XXXXXXXX	Insurance		Resolved	Resolved	XXXXXXXXXXXXXX	HOI	* Hazard Insurance (Lvl R)
The file includes evidence of insurance for the subject property located on page XXX; however, the policy expiration date is XX/XX/XXXX  prior to the subject closing. The file did not include the updated policy.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PLDRSNILX2Z	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
The AUS located on 120, item CZ requires a 10 day pre closing verification for each source of employmnet income used to qualify. The file includes a written verification of employmnet located on page XXX dated XX/XX/XXXX The note is date XX/XX/XXXX

XX/XX/XXXX: Not Cleared. The verbal VOE was completed on XX/XX/XXXX, which does confirm that the borrower is still employed; however, the loan file did not contain a VVOE with 10 days of closing. The Credit Risk decision to be determined by client on acceptance of the post close VVOe.
XX/XX/XXXX: Cleared Per FNMA guides B3-3.1-0 Verbal VOE (XX/XX/XXXX) lenders may obtain the verbal VOE after closing, up to the time of delivery.

XX/XX/XXXX: Not Cleared. The verbal VOE was completed on XX/XX/XXXX, which does confirm that the borrower is still employed; however, the loan file did not contain a VVOE with 10 days of closing. The Credit Risk decision to be determined by client on acceptance of the post close VVOe.
XX/XX/XXXX: Cleared Per FNMA guides B3-3.1-0 Verbal VOE (XX/XX/XXXX) lenders may obtain the verbal VOE after closing, up to the time of delivery.

YGMFNHYBZBJ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.
XX/XX/XXXX: Not Cleared. The screen print of Hard Copies Sent, does not specify that the appraisal was sent. This does not clear the requirement.
XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming document provided to borrower.

XX/XX/XXXX: Not Cleared. The screen print of Hard Copies Sent, does not specify that the appraisal was sent. This does not clear the requirement.
XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Cleared. Document provided confirming document provided to borrower.

MAPTLFXLTI4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Not Cleared. The Key Date print screen does not clarify that the appraisal was sent and the date. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. The Key Date print screen does not clarify that the appraisal was sent and the date. XX/XX/XXXX: Cleared
MAPTLFXLTI4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
1. A copy current lease for the subject property is not in the file, documented the subject property is currently leased;
2. The borrower's 2020 tax return(s) is/are not in the file; and/nor the 2020 year-end P&L statement for the borrower's business is also not in the file; the business was formed during 2018 (page XXX); 2 most recent years personal/business tax returns are required. Unable to accurately calculate income for the subject loan, in the absence of these documents.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
MAPTLFXLTI4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)
1. The taxes and insurance are not documented on for the borrower's primary residence; XXX CO.
2. No evidence in file that XXX loan $XXX/month payment, $XXX balance is paid-off; that debt payment remains in DTI ratio calculation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2CGVQFEDTGT	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
Borrower purchased investment property XXX Purchase Contract page XXX dated XX/XX/XXXX. Closing Documents not located in file. Lender indicates XXX #XXX, $XXX balance, $XXX PITI. See 1003, 1008, U/W Income/Debt Worksheet page XXX, U/W Analysis page XXX.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
MAPTLFXLTI4	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)	The borrowers purchased a new primary residence. A copy of the note and CD were not located in the loan file as required.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2CGVQFEDTGT	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
DR5UODTUTBH	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The file is missing evidence of monthly obligations for primary residence, a statement from the lender is not in file. Figures were taken from 1003.
The file is missing evidence of monthly obligations for additional rental property at XXX, a statement from the lender was not in file. Figures taken from 1003.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
DR5UODTUTBH	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file (Pg. XXX) but not signed by the borrowers. The file did not contain proof of receipt of the appraisal within 3 days as required.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NWBI5IMFXLT	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was in the file (Pg. XXX), but not signed by borrowers. I believe there is another copy (Pg. XXX) , but am unable to view this page.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
UVL50JNZ4DS	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

Good Afternoon,

Please clear this condition as borrower did receive notification about their appraisal within the 3 day timeframe on XX/XX/XXXX @ XX:XX AM. Appraisal was submitted on XX/XX/XXXX and LD received it XX/XX/XXXX
The full document is attached.

Thank you

XXX
Investor Delivery Specialist

XXX-XXX-XXXX

XXX-XXX-XXXXext. XXXX

XXX-XXX-XXXX

XXXX@XXX.com

XXXX@XXX.com

XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Not Cleared. The key date and the copy of the email sent, do not reflect a date to confirm that the borrower received this in the required time frame. It is unclear from the email sent in who "they have been clearing this condition with this document" is. The requirement is to validate the date and the item (appraisal) has been sent to the borrower within the specified time frame.

XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Not Cleared. The key date and the copy of the email sent, do not reflect a date to confirm that the borrower received this in the required time frame. It is unclear from the email sent in who "they have been clearing this condition with this document" is. The requirement is to validate the date and the item (appraisal) has been sent to the borrower within the specified time frame.

XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.

S0GSDL5Q3TF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.
XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Cleared Received the waiver of the appraisal report receipt within 3 business days.

XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer.
XX/XX/XXXX: Cleared Received the waiver of the appraisal report receipt within 3 business days.

SAGMQCSCTPD	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared	XX/XX/XXXX Not cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared
MPJIXNJLZ5T	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)
Missing documentation to calculated primary and REO debt obligations. Missing documentation to evidence the mortgage XXX is paid current through XX/XX/XXX (Pg XXX). Missing documentation to evidence mortgage payment amount and history for XXX property. There was a 1008 in the file for an REO property other than the subject (Pg XXX), it would appear the additional XXX property was being refinance, terms for this new refinance loan were not provided.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
MPJIXNJLZ5T	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)
Missing documentation to calculated primary and REO debt obligations. Missing documentation to evidence the mortgage XXX is paid current through XX/XX/XXXX (Pg XXX). Missing documentation to evidence mortgage payment amount and history for XXXXX property. There was a 1008 in the file for an REO property other than the subject (Pg XXX), it would appear the additional XXX property was being refinance, terms for this new refinance loan were not provided.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
MPJIXNJLZ5T	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
Review 51.501% DTI was higher than the 39.537% origination DTI due to higher REO rent loss and Missing documentation to calculated primary and REO debt obligations. Missing documentation to evidence the mortgage XXX is paid current through XX/XX/XXXX (Pg XXX). Missing documentation to evidence mortgage payment amount and history for XXX property. There was a 1008 in the file for an REO property other than the subject (Pg XXX), it would appear the additional XXX property was being refinance, terms for this new refinance loan were not provided.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
MPJIXNJLZ5T	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
Review 51.501% DTI was higher than the 39.537% origination DTI due to higher REO rent loss and Missing documentation to calculated primary and REO debt obligations. Missing documentation to evidence the mortgage XXX is paid current through XX/XX/XXXX  (Pg XXX). Missing documentation to evidence mortgage payment amount and history for XXX property. There was a 1008 in the file for an REO property other than the subject (Pg XXX), it would appear the additional XXX property was being refinance, terms for this new refinance loan were not provided.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
CCTRH3Y02M5	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation
														XX/XX/XXXX: Not Cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. The document provided does not show the date the appraisal report was provided to the consumer. XX/XX/XXXX: Cleared
NRWCUG3434X	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The appraisal report was not received at least 3- business days prior to consummation. The file did not contain evidence showing the consumer(s) waived the right.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
SBZEYLNYSVR	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	The loan application located on page XXX confirms the bororwer is a non resident. The file did not include the borrowers legal residency documentation.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
IW3F2PHF1S0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing Doc	* Missing Doc (Lvl R)	Right to Receive Copy of Appraisal is in the file (Pg. XXX), but is not signed by the borrowers. I believe there is another copy on page XXX, but I am unable to view this document.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
1CC53JPCRPI	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)	Right to Receive Copy of Appraisal is in the file (Pg. XXX), but is not signed by the borrower. I believe there is another copy on page XXX, but I am unable to view this page.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
PZ4DFFA5HZV	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)
The loan file XXX Report (Pg XXX) reflected the XXX property disclosed on the final 1003 (Pg XXX); however, the report also documented a $XXX mortgage opened on XX/XX/XXXX that was not disclosed and did not appear on the credit report (Pg XXX). Additionally, the XXX Report (Pg XXX-XXX) reflected an additional Shore property that was not disclosed on the final 1003 (Pg XXX) with a $XXX mortgage opened XXXXX. Missing documentation to exclude the XXX properties mortgages.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
NRWCUG3434X	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	There is not a legible credit report to ascertain the housing history or other credit histories.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
ZQ10DH0CEGI	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation
														XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.	XX/XX/XXXX: Cleared. Document provided confirming delivery to borrower.
DROTSD0O4C2	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)
Primary: XXX, CA XXX. 1003/1088 in file are not accurate for Primary PITI. Primary was refinanced with XXX XX/XX/XXXX  Settlement Statement page XXX. F Closing Disclosure, signed XX/XX/XXXX  disbursed XX/XX/XXXX  page XXX. Paid off XXXand XXX. Note, page XXX. 1003/1008 did not include this info, used XXX $XXX PI only, page XXX, as Total Primary Housing Expenses on 1003/1008. DTI increased from 47.78% to 59.96.

XXX
Sent: XX/XX/XXXX XX:XX PM
To:XXX
Subject: RE: Recovco MMCA Conditions Full and Valuation IMPORTANT
Good morning,
The investor is correct - the Borrower refinanced their primary residence w/ LD - the documentation is in the file, however Empower was never updated to reflect new mortgage w/ new PITI. The new primary housing expense kicked the DTI to 59%. I was able to get more income as the Borrower has schedule C from self‐employment real estate sales.
Updated DU w/ PIW, 1008, 1003 and early check w/ new qualifying income has been uploaded.
Let me know if you have any questions.
Thanks,
XXX
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
DROTSD0O4C2	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
Primary: XXX, CA XXX. 1003/1088 in file are not accurate for Primary PITI. Primary was refinanced with XXX XX/XX/XXXX  Settlement Statement page XXX. F Closing Disclosure, signed XX/XX/XXXX  disbursed XX/XX/XXXX  page XXX. Paid off XXXand XXX. Note, page XXX. 1003/1008 did not include this info, used XXX $XXX PI only, page XXX, as Total Primary Housing Expenses on 1003/1008. DTI increased from 47.78% to 59.96.

XXX
Sent: XX/XX/XXXX XX:XX PM
To:XXXSubject: RE: Recovco MMCA Conditions Full and Valuation IMPORTANT
Good morning,
The investor is correct - the Borrower refinanced their primary residence w/ LD - the documentation is in the file, however Empower was never updated to reflect new mortgage w/ new PITI. The new primary housing expense kicked the DTI to 59%. I was able to get more income as the Borrower has schedule C from self‐employment real estate sales.
Updated DU w/ PIW, 1008, 1003 and early check w/ new qualifying income has been uploaded.
Let me know if you have any questions.
Thanks,
XXX
														XX/XX/XXXX - Exception Cleared	XX/XX/XXXX - Exception Cleared
DROTSD0O4C2	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
Primary: XXX, CA XXX. 1003/1088 in file are not accurate for Primary PITI. Primary was refinanced with XXX XX/XX/XXXX  Settlement Statement page XXX. F Closing Disclosure, signed XX/XX/XXXX  disbursed XX/XX/XXXX  page XXX. Paid off XXXand XXX. Note, page XXX. 1003/1008 did not include this info, used XXX $XXX PI only, page XXX, as Total Primary Housing Expenses on 1003/1008. DTI increased from 47.78% to 59.96.

XXX
Sent: XX/XX/XXXX XX:XX PM
To:XXXSubject: RE: Recovco MMCA Conditions Full and Valuation IMPORTANT
Good morning,
The investor is correct - the Borrower refinanced their primary residence w/ LD - the documentation is in the file, however Empower was never updated to reflect new mortgage w/ new PITI. The new primary housing expense kicked the DTI to 59%. I was able to get more income as the Borrower has schedule C from self‐employment real estate sales.
Updated DU w/ PIW, 1008, 1003 and early check w/ new qualifying income has been uploaded.
Let me know if you have any questions.
Thanks,
XXX
														XX/XX/XXXX - Exception Cleared	XX/XX/XXXX - Exception Cleared
5OOD2BKV1C0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not Cleared. The screen print of Hard Copies Sent, does not specify that the appraisal was sent. This does not clear the requirement.

XX/XX/XXXX Cleard. Document provided to confirm delivery to borrower.

XX/XX/XXXX: Not Cleared. The screen print of Hard Copies Sent, does not specify that the appraisal was sent. This does not clear the requirement.

XX/XX/XXXX Cleard. Document provided to confirm delivery to borrower.

AYI5CZXNWSU	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not cleared. Received an email chain from the XXX regarding delivery of the appraisal to the lender; however, still need evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. Received an email chain from the XXX regarding delivery of the appraisal to the lender; however, still need evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
XX/XX/XXXX: Cleared

A4XQUH5GLIQ	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Underwriting	* Stress Test (Lvl R)
LPA AUS submission 7 (page XXX) is obsolete. Total debts were $XXX, but documented debts are $XXX the property located atXXX is no longer owned by the borrowers (page XXX). Excluding that PITIA results in lower total debts. The updated AUS must be uploaded to the file documents.
												XX/XX/XXXX: Please clear the condition below as this property is not on the 1003 and LP is already approved with a higher DTI. There is no need to re‐run it at lower DTI.		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
5YIFA3XC3ON	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XXXXXXXXXXXXXX	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The AUS located on page XXX, item #31 requires an appraisal based on an interior and exterior inspection on Form 1004. The file included an exterior appraisal on Form 2055.		XX/XX/XXXX: Per COVID guidelines and this being an investment property (Fannie to Fannie) an exterior only appraisal is acceptable.		XX/XX/XXXX: Cleared Per FNMA LL-2021-04, an exterior appraisal is allowable if the subject is FNMA owned. Per the DU Findings (p.XX), the existing loan has been identified by DU as a Fannie Mae loan.	XX/XX/XXXX: Cleared Per FNMA LL-2021-04, an exterior appraisal is allowable if the subject is FNMA owned. Per the DU Findings (p.XX), the existing loan has been identified by DU as a Fannie Mae loan.
5OOD2BKV1C0	XXXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	XXXXXXXXXXXXXX	Validation of primary residence - Missing	* Validation of primary residence - Missing (Lvl R)	Missing HOI evidence of insurance for Park, review payment for HOI based on the final 1003 (Pg XXX).				XX/XX/XXXX: Cleared -escrowed	XX/XX/XXXX: Cleared -escrowed
5YIFA3XC3ON	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
N4E5SJYOCAF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
THYILSFBP44	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
OZJE0AZ5CLX	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.				XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
D31F2HSET32	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The AUS located on page XXX reflects rental income was used to offset the payment for the subject property, resulting in subject negative cash flow of $XXX. Item #23 requires a comparable rent schedule on Form 1007 unless the borrower borrower is being qualified for the entire payment. The file did not include the 1007 to document the current rent of market rent. Additionally, Schedule E tax returns were not provided to document the monthly rent.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NOZZKKYQDWG	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)
The final loan application located on page XXX confirms the borrower owns 6 properties. The file included a mortgage statement located on page XXX with XXX, acct ending #XXXX for a property located at XXX, which is the borrowers primary residence, reflecting a payment of $XXX. The final loan application reflects a payment of $XXX for borrowers primary residence. Additionally, the file did not include the mortgage statement for each rental property reflected on the loan application to confirm the mortgage payments include the taxes and insurance. The file does include the tax returns for 2019 and 2018; however, the properties are not reflected on the returns.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
DR5UODTUTBH	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
The DTI was outside of guidelines at 62%. The subject is an investment property and the borrower owns an additional investment property. The loan file does not contain tax returns to validate the income or loss from these rental properties and the addition of the full PITI's push the DTI over the 49% that was approved per the AUS LP. The DTI at 62% includes the grossing up of the two Social Security incomes as per FHLMC guidelines at 115% without proof they are non taxable.
														XX/XX/XXXX - Excpetion cleared	XX/XX/XXXX - Excpetion cleared
DR5UODTUTBH	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	DTI > 60%	* DTI > 60% (Lvl R)
The DTI was outside of guidelines at 62%. The subject is an investment property and the borrower owns an additional investment property. The loan file does not contain tax returns to validate the income or loss from these rental properties and the addition of the full PITI's push the DTI over the 49% that was approved per the AUS LP. The DTI at 62% includes the grossing up of the two Social Security incomes as per FHLMC guidelines at 115% without proof they are non taxable.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
DR5UODTUTBH	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The DTI was outside of guidelines at 62%. The subject is an investment property and the borrower owns an additional investment property. The loan file does not contain tax returns to validate the income or loss from these rental properties and the addition of the full PITI's push the DTI over the 49% that was approved per the AUS LP. The DTI at 62% includes the grossing up of the two Social Security incomes as per FHLMC guidelines at 115% without proof they are non taxable.
														XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
WB1P4LAIJT1	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XXXXXXXXXXXXXX	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX: Cleared. Received copy of Key Dates from client verifying delivery of appraisal to the borrower.	XX/XX/XXXX: Cleared. Received copy of Key Dates from client verifying delivery of appraisal to the borrower.
XHMZZIROFFK	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Guidelines	* Missing Documentation (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
														XX/XX/XXXX A copy of the Key Date log from client received showing appraisal sent to the borrower as required.	XX/XX/XXXX A copy of the Key Date log from client received showing appraisal sent to the borrower as required.
LNYAHYLZB1W	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Credit	* Missing Documentation (Lvl R)	Sale Purchase Contract was missing validating purchase price of $XXXX				XX/XX/XXXX: Not Cleared The pages received were blank and showed an Error. Please resend. XX/XX/XXXX: Not Cleared. The pages received were blank with no information. XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not Cleared The pages received were blank and showed an Error. Please resend. XX/XX/XXXX: Not Cleared. The pages received were blank with no information. XX/XX/XXXX: Cleared.
PLDRSNILX2Z	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Missing credit report	* Missing credit report (Lvl R)	Credit report is in the file (Pg. XXX), but is not readable due to fonts.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX- Exception cleared
5OOD2BKV1C0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	Missing the 1008 transmittal summary.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
DFU5FXV0JMF	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Application Missing	* Application Missing (Lvl R)	The file does not include copies of the initial signed and final signed 1003s. These are required documents and must be uploaded to the file.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
4OYDBYQNBL0	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XXXXXXXXXXXXXX	Application Missing	* Application Missing (Lvl R)	The final application is missing from the file.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2ZGLI10BRGU	XXXXXXXX	XXXXXXXX	Eligibility		Resolved	Resolved	XXXXXXXXXXXXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The orignation underwriter used $XXX in other income. The rental worksheet located on page XXX reflects rental income of $XXX was calculated; however, the total expenses factor was not included on the worksheet. Adding the expense results in a total rental income of $XXX. The orignator used total income $XXX, audit income is $31,007.50 increasing the DTI to 36.657% from 31.99%.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JO03BBARY4U	XXXXXXXX	XXXXXXXX	Legal Docs		Resolved	Resolved	XXXXXXXXXXXXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment in the file (Pg XXX) reflected a proposed policy amount of $XXX which was less than the subject loan amount of $XXX (Pg XXX).				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared